REVENUE RECOGNITION (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue | Customer
Disaggregation of Revenue [Line Items]
Concentration risk		74.90%	82.50%	89.40%
Customer concentration
Disaggregation of Revenue [Line Items]
Concentration risk	83.00%